INTANGIBLE ASSETS, NET (Future Estimated Amortization Expenses) (Details) $ in Thousands	Dec. 31, 2017 USD ($)
Goodwill and Intangible Assets Disclosure [Abstract]
2018	$ 1,726
2019	1,713
2020	1,072
2021	1,039
2022 and thereafter	4,865
Total	$ 10,415